Securities - Schedule of Amortized Cost and Estimated Fair Value of Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 29,039	$ 33,632	$ 47,532
Available-for-Sale Securities, Fair Value	29,977	34,932	47,979
Held-to-Maturity Securities, Amortized Cost	12,609
Held-to-Maturity Securities, Fair Value	12,122
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities 0 to 5 years, Amortized Cost	0
Available-for-Sale Securities 5 to 10 years, Amortized Cost	1,047
Available-for-Sale Securities Over 10 years, Amortized Cost	3,361
Available-for-Sale Securities, Amortized Cost	4,408	4,408	4,409
Available-for-Sale Securities 0 to 5 years, Fair Value	0
Available-for-Sale Securities 5 to 10 years, Fair Value	1,095
Available-for-Sale Securities Over 10 years, Fair Value	3,477
Available-for-Sale Securities, Fair Value	4,572	4,681	4,270
Held-to-Maturity Securities 0 to 5 years, Amortized Cost	0
Held-to-Maturity Securities 5 to 10 years, Amortized Cost	0
Held-to-Maturity Securities Over 10 years, Amortized Cost	12,609
Held-to-Maturity Securities, Amortized Cost	12,609
Held-to-Maturity Securities 0 to 5 years, Fair Value	0
Held-to-Maturity Securities 5 to 10 years, Fair Value	0
Held-to-Maturity Securities Over 10 years, Fair Value	12,122
Held-to-Maturity Securities, Fair Value	12,122
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Mortgage-backed securities, Amortized Cost	24,631	27,723
Available-for-Sale Securities, Amortized Cost	24,631	27,723	33,123
Available-for-Sale Securities Mortgage-backed securities, Fair Value	25,405	28,750
Available-for-Sale Securities, Fair Value	25,405	28,750	$ 33,742
Held-to-Maturity Securities Mortgage-backed securities, Amortized Cost	0
Held-to-Maturity Securities Mortgage-backed securities, Fair Value	$ 0
Municipal and U.S. Treasury securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities 0 to 5 years, Amortized Cost		1,501
Available-for-Sale Securities 5 to 10 years, Amortized Cost		1,047
Available-for-Sale Securities Over 10 years, Amortized Cost		3,361
Available-for-Sale Securities 0 to 5 years, Fair Value		1,501
Available-for-Sale Securities 5 to 10 years, Fair Value		1,101
Available-for-Sale Securities Over 10 years, Fair Value		$ 3,580